Reserves	12 Months Ended
Dec. 31, 2025
Reserves [Abstract]
RESERVES
16	RESERVES

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Bargain purchases from acquisition of Founder Energy Sdn. Bhd. under common control accounted as merger reserve	1,299,996	1,299,996	320,117
Bargain purchase from acquisition of plant, equipment and inventory from Solar Bina Engineering Sdn. Bhd. under common control accounted as other reserve	355,271	355,271	87,484
Bargain purchase from acquisition of business from Solar Bina Engineering Sdn. Bhd. under common control accounted as other reserve	49,722	49,722	12,244
	1,704,989	1,704,989	419,845